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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (512) 329-0050

Date of fiscal year end:      February 28, 2013

Date of reporting period:    November 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CM Advisors Fund
Schedule of Investments
November 30, 2012 (Unaudited)

COMMON STOCKS - 73.7%	Shares	Value
Consumer Discretionary - 2.5%
Auto Components - 0.1%
Drew Industries, Inc. *	2,575	$83,584

Distributors - 1.0%
Core-Mark Holding Company, Inc.	25,945	1,186,984

Hotels, Restaurants & Leisure - 0.1%
WMS Industries, Inc. *	5,130	86,697

Household Durables - 0.8%
MDC Holdings, Inc.	14,355	505,870
Toll Brothers, Inc. *	16,120	513,261
		1,019,131
Media - 0.4%
Comcast Corporation - Class A Special	12,900	464,916

Specialty Retail - 0.1%
Advance Auto Parts, Inc.	300	21,945
Staples, Inc.	11,370	133,029
		154,974
Consumer Staples - 2.2%
Food & Staples Retailing - 2.1%
Kroger Company (The)	230	6,035
Tesco plc - ADR	160,090	2,508,611
		2,514,646
Food Products - 0.0% (a)
Kellogg Company	620	34,385

Personal Products - 0.1%
LifeVantage Corporation *	53,000	134,620

Energy - 7.0%
Energy Equipment & Services - 4.9%
Dawson Geophysical Company *	29,980	682,045
Halliburton Company	32,935	1,098,382
Tidewater, Inc.	45,410	2,037,093
Unit Corporation *	45,185	2,029,710
		5,847,230
Oil, Gas & Consumable Fuels - 2.1%
Apache Corporation	150	11,563
Exxon Mobil Corporation	14,085	1,241,452
Total S.A. - ADR	25,425	1,275,318
Valero Energy Corporation	780	25,163
		2,553,496
Financials - 7.8%
Capital Markets - 0.0% (a)
Charles Schwab Corporation (The)	820	10,742

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 73.7% (Continued)	Shares	Value
Financials - 7.8% (Continued)
Commercial Banks - 2.7%
Old National Bancorp	4,590	$53,887
Wells Fargo & Company	94,747	3,127,598
		3,181,485
Consumer Finance - 1.4%
American Express Company	29,630	1,656,317

Insurance - 3.7%
Berkshire Hathaway, Inc. - Class B *	33,900	2,985,912
Marsh & McLennan Companies, Inc.	38,332	1,350,053
Selective Insurance Group, Inc.	3,710	69,303
		4,405,268
Health Care - 2.2%
Health Care Equipment & Supplies - 1.2%
Medtronic, Inc.	34,675	1,460,164

Health Care Providers & Services - 0.3%
VCA Antech, Inc. *	17,640	366,559

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	14,125	897,644

Industrials - 27.8%
Aerospace & Defense - 0.3%
Innovative Solutions & Support, Inc. *	86,956	372,172

Building Products - 3.0%
Apogee Enterprises, Inc.	65,600	1,503,552
Insteel Industries, Inc.	121,150	1,448,954
Masonite Worldwide Holdings, Inc. *	4,415	158,940
Universal Forest Products, Inc.	14,215	535,337
		3,646,783
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	94,122	1,795,848
Steelcase, Inc. - Class A	140,525	1,635,711
		3,431,559
Construction & Engineering - 8.0%
Granite Construction, Inc.	32,675	999,855
Jacobs Engineering Group, Inc. *	104,550	4,280,277
Layne Christensen Company *	70,040	1,610,220
Orion Marine Group, Inc. *	385,115	2,734,316
		9,624,668
Electrical Equipment - 4.6%
Active Power, Inc. *	53,170	39,877
Emerson Electric Company	48,845	2,453,484
Encore Wire Corporation	31,310	981,255
II-VI, Inc. *	5,535	94,704
Powell Industries, Inc. *	39,940	1,599,198
Servotronics, Inc.	42,708	307,498
		5,476,016

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 73.7% (Continued)	Shares	Value
Industrials - 27.8% (Continued)
Industrial Conglomerates - 0.7%
3M Company	9,240	$840,378

Machinery - 5.0%
Astec Industries, Inc.	83,623	2,420,886
Harsco Corporation	104,355	2,102,753
Key Technology, Inc. *	1,085	11,143
L.S. Starrett Company (The)	3,639	37,154
Lydall, Inc. *	97,567	1,277,152
Omega Flex, Inc.	13,331	172,637
		6,021,725
Marine - 0.0% (a)
Kirby Corporation *	750	43,410

Professional Services - 2.3%
CDI Corporation	89,174	1,473,154
Heidrick & Struggles International, Inc.	42,120	553,457
Korn/Ferry International *	46,015	663,536
		2,690,147
Trading Companies & Distributors - 1.0%
Lawson Products, Inc.	143,172	1,185,464
Transcat, Inc. *	7,671	54,848
		1,240,312
Information Technology - 21.8%
Communications Equipment - 3.8%
Cisco Systems, Inc.	237,590	4,492,827
PCTEL, Inc.	8,908	57,546
		4,550,373
Computers & Peripherals - 0.4%
Dell, Inc.	11,640	112,210
Hewlett-Packard Company	4,490	58,325
Hutchinson Technology, Inc. *	221,295	354,072
		524,607
Electronic Equipment, Instruments & Components - 9.3%
Benchmark Electronics, Inc. *	92,640	1,439,626
Corning, Inc.	288,190	3,524,564
Dolby Laboratories, Inc. - Class A *	550	18,353
Electro Scientific Industries, Inc.	1,735	18,807
Maxwell Technologies, Inc. *	242,405	1,757,436
Molex, Inc.	27,575	727,429
Newport Corporation *	95,445	1,215,969
Perceptron, Inc.	120,169	698,182
Planar Systems, Inc. *	106,978	140,141
Vishay Precision Group, Inc. *	132,265	1,613,633
		11,154,140
Internet Software & Services - 0.1%
EarthLink, Inc.	9,500	62,700
Velti plc *	12,330	42,045
		104,745

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 73.7% (Continued)	Shares	Value
Information Technology - 21.8% (Continued)
IT Services - 0.9%
Paychex, Inc.	33,565	$1,092,205

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	210,050	2,253,837
Cohu, Inc.	23,705	229,939
Intel Corporation	136,820	2,677,567
Rudolph Technologies, Inc. *	82,070	907,694
		6,069,037
Software - 2.2%
Microsoft Corporation	97,010	2,582,406

Materials - 2.3%
Chemicals - 0.0% (a)
Olin Corporation	935	19,383

Metals & Mining - 2.3%
Alcoa, Inc.	590	4,962
Comstock Mining, Inc. *	290,725	651,224
Newmont Mining Corporation	44,900	2,114,341
		2,770,527
Utilities - 0.1%
Electric Utilities - 0.1%
Exelon Corporation	1,920	58,022

Total Common Stocks (Cost $77,699,976)		$88,371,457

WARRANTS - 0.2%	Shares	Value
Wells Fargo & Company (Cost $130,130)	16,900	$155,987

MONEY MARKET FUNDS - 24.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost, $29,887,716)	29,887,716	$29,887,716

Total Investments at Value - 98.8% (Cost $107,717,822)		$118,415,160

Other Assets in Excess of Liabilities - 1.2%		1,480,249

Net Assets - 100.0%		$119,895,409

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
November 30, 2012 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Consumer Discretionary - 6.6%
Auto Components - 1.2%
Drew Industries, Inc. *	3,605	$117,018

Distributors - 2.7%
Core-Mark Holding Company, Inc.	5,800	265,350

Hotels, Restaurants & Leisure - 1.9%
WMS Industries, Inc. *	11,350	191,815

Household Durables - 0.8%
MDC Holdings, Inc.	2,200	77,528

Consumer Staples - 0.8%
Personal Products - 0.8%
LifeVantage Corporation *	30,000	76,200

Energy - 6.2%
Energy Equipment & Services - 6.2%
Dawson Geophysical Company *	4,325	98,394
Natural Gas Services Group, Inc. *	3,220	53,001
Tidewater, Inc.	5,295	237,533
Unit Corporation *	4,865	218,536
		607,464
Financials - 2.1%
Commercial Banks - 1.1%
Glacier Bancorp, Inc.	7,235	105,125

Insurance - 1.0%
Selective Insurance Group, Inc.	5,490	102,553

Health Care - 0.4%
Health Care Providers & Services - 0.4%
VCA Antech, Inc. *	2,075	43,119

Industrials - 54.5%
Aerospace & Defense - 3.6%
Curtiss-Wright Corporation	5,895	187,048
Innovative Solutions & Support, Inc. *	39,650	169,702
		356,750
Building Products - 8.7%
Apogee Enterprises, Inc.	8,070	184,964
Insteel Industries, Inc.	20,204	241,640
Masonite Worldwide Holdings, Inc. *	3,585	129,060
Quanex Building Products Corporation	5,800	121,336
Universal Forest Products, Inc.	4,810	181,145
		858,145
Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	9,650	184,122

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 54.5% (Continued)
Commercial Services & Supplies - 3.1% (Continued)
Steelcase, Inc. - Class A	10,395	$120,998
		305,120
Construction & Engineering - 9.0%
EMCOR Group, Inc.	5,730	188,231
Granite Construction, Inc.	6,925	211,905
Layne Christensen Company *	11,055	254,154
Orion Marine Group, Inc. *	33,628	238,759
		893,049
Electrical Equipment - 9.5%
Active Power, Inc. *	120,000	90,000
Encore Wire Corporation	6,584	206,343
II-VI, Inc. *	14,275	244,245
Powell Industries, Inc. *	6,885	275,675
Servotronics, Inc.	17,594	126,677
		942,940
Machinery - 11.0%
Astec Industries, Inc.	8,465	245,061
Flow International Corporation *	17,745	55,897
Harsco Corporation	11,485	231,423
Key Technology, Inc. *	5,075	52,120
L.S. Starrett Company (The)	10,999	112,300
Lydall, Inc. *	13,765	180,184
Omega Flex, Inc.	16,261	210,580
		1,087,565
Marine - 0.8%
Kirby Corporation *	1,400	81,032

Professional Services - 6.2%
CDI Corporation	16,240	268,285
Heidrick & Struggles International, Inc.	15,935	209,386
Korn/Ferry International *	9,260	133,529
		611,200
Trading Companies & Distributors - 2.6%
Lawson Products, Inc.	18,755	155,291
Transcat, Inc. *	13,544	96,840
		252,131
Information Technology - 17.6%
Communications Equipment - 0.5%
PCTEL, Inc.	7,856	50,750

Computers & Peripherals - 0.0% (a)
Hutchinson Technology, Inc. *	2,069	3,310

Electronic Equipment, Instruments & Components - 11.7%
Benchmark Electronics, Inc. *	13,645	212,043
Electro Scientific Industries, Inc.	6,055	65,636
Maxwell Technologies, Inc. *	25,963	188,232
Newport Corporation *	20,485	260,979
Perceptron, Inc.	34,944	203,025

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Information Technology - 17.6% (Continued)
Electronic Equipment, Instruments & Components - 11.7% (Continued)
Vishay Precision Group, Inc. *	18,865	$230,153
		1,160,068
Internet Software & Services - 0.7%
Velti plc *	20,210	68,916

Semiconductors & Semiconductor Equipment - 4.7%
Cohu, Inc.	19,029	184,581
CyberOptics Corporation *	2,949	21,823
International Rectifier Corporation *	1,630	27,840
Rudolph Technologies, Inc. *	20,850	230,601
		464,845
Materials - 4.0%
Chemicals - 0.7%
Olin Corporation	3,200	66,336

Metals & Mining - 3.3%
Comstock Mining, Inc. *	60,505	135,531
Synalloy Corporation	14,644	194,326
		329,857

Total Common Stocks (Cost $8,112,884)		$9,118,186

MONEY MARKET FUNDS - 7.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $704,147)	704,147	$704,147

Total Investments at Value - 99.3% (Cost $8,817,031)		$9,822,333

Other Assets in Excess of Liabilities - 0.7%		64,062

Net Assets - 100.0%		$9,886,395

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments
November 30, 2012 (Unaudited)

MONEY MARKET FUNDS - 99.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $1,237,899)	1,237,899	$1,237,899

Total Investments at Value - 99.9% (Cost $1,237,899)		$1,237,899

Other Assets in Excess of Liabilities - 0.1%		1,616

Net Assets - 100.0%		$1,239,515

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2012 (Unaudited)

CORPORATE BONDS - 40.1%	Par Value	Value
Consumer Discretionary - 6.7%
Auto Components - 0.4%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$453,639

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	472,482
Starbucks Corporation, 6.25%, due 08/15/17	300,000	363,550
		836,032
Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	551,078
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	217,033
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	161,432
		929,543
Media - 2.3%
Comcast Corporation,
5.90%, due 03/15/16	914,000	1,056,989
6.30%, due 11/15/17	200,000	246,948
5.70%, due 05/15/18	400,000	486,041
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	233,946
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	442,395
		2,466,319
Multiline Retail - 0.7%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	611,804
6.00%, due 01/15/33	100,000	117,653
		729,457
Specialty Retail - 1.7%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	689,250
Staples, Inc., 9.75%, due 01/15/14	1,058,000	1,157,146
		1,846,396
Consumer Staples - 3.2%
Beverages - 1.2%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	927,760
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	358,567
		1,286,327
Food Products - 0.9%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	942,471

Household Products - 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	356,401

Personal Products - 0.8%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	913,486

Energy - 4.6%
Energy Equipment & Services - 2.7%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,134,323
Transocean, Inc., 7.375%, due 04/15/18	855,000	1,027,522
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	420,380
6.00%, due 03/15/18	300,000	340,430
		2,922,655

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 40.1% (Continued)	Par Value	Value
Energy - 4.6% (Continued)
Oil, Gas & Consumable Fuels - 1.9%
Peabody Energy Corporation, 7.375%, due 11/01/16	$882,000	$1,014,300
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	686,285
10.50%, due 03/15/39	250,000	398,268
		2,098,853
Financials - 1.8%
Commercial Banks - 0.6%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	599,767

Consumer Finance - 1.2%
American Express Company,
7.00%, due 03/19/18	800,000	1,022,282
8.125%, due 05/20/19	200,000	275,976
		1,298,258
Health Care - 1.6%
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	979,099

Pharmaceuticals - 0.7%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	697,257

Industrials - 6.0%
Aerospace & Defense - 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	241,676

Building Products - 0.7%
Masco Corporation,
6.125%, due 10/03/16	300,000	333,270
5.85%, due 03/15/17	400,000	437,803
		771,073
Commercial Services & Supplies - 0.8%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	215,044
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	385,000
12.00%, due 02/01/19	200,000	217,500
		817,544
Electrical Equipment - 0.8%
Eaton Corporation, 8.10%, due 08/15/22	150,000	211,820
Emerson Electric Company, 5.25%, due 10/15/18	570,000	694,748
		906,568
Machinery - 0.1%
Dover Corporation, 5.45%, due 03/15/18	115,000	137,300

Professional Services - 0.2%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	203,271

Road & Rail - 3.2%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	991,399
CSX Corporation, 6.25%, due 03/15/18	500,000	614,275
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	1,084,347
Ryder System, Inc., 3.15%, due 03/02/15	454,000	469,713

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 40.1% (Continued)	Par Value	Value
Industrials - 6.0% (Continued)
Road & Rail - 3.2% (Continued)
Union Pacific Corporation, 5.70%, due 08/15/18	$200,000	$244,663
		3,404,397
Information Technology - 6.8%
Communications Equipment - 1.0%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,051,646

Computers & Peripherals - 1.4%
Dell, Inc.,
2.30%, due 09/10/15	1,036,000	1,070,547
5.65%, due 04/15/18	400,000	464,080
		1,534,627
Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc., 6.625%, due 09/15/16	500,000	565,721
Corning, Inc.,
6.85%, due 03/01/29	100,000	124,352
7.25%, due 08/15/36	500,000	645,007
		1,335,080
IT Services - 2.2%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	565,129
Western Union Company (The),
5.93%, due 10/01/16	600,000	689,845
6.20%, due 11/17/36	1,025,000	1,056,122
		2,311,096
Software - 1.0%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,098,606

Materials - 8.8%
Chemicals - 1.3%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	806,118
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	592,420
		1,398,538
Construction Materials - 1.0%
Vulcan Materials Company,
6.40%, due 11/30/17	500,000	547,500
7.50%, due 06/15/21	500,000	565,000
		1,112,500
Containers & Packaging - 0.9%
Ball Corporation, 7.375%, due 09/01/19	830,000	923,375

Metals & Mining - 5.6%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	873,365
5.87%, due 02/23/22	1,200,000	1,280,261
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	454,772
ArcelorMittal, 4.75%, due 02/25/17	960,000	966,351
Commercial Metals Company,
6.50%, due 07/15/17	420,000	445,200
7.35%, due 08/15/18	230,000	247,825
Nucor Corporation, 5.85%, due 06/01/18	300,000	366,690
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	403,785

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 40.1% (Continued)	Par Value	Value
Materials - 8.8% (Continued)
Metals & Mining - 5.6% (Continued)
Southern Copper Corporation, 6.375%, due 07/27/15	$972,000	$1,083,050
		6,121,299
Utilities - 0.6%
Multi-Utilities - 0.6%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	699,543

Total Corporate Bonds (Cost $38,372,155)		$43,424,099

U.S. TREASURY OBLIGATIONS - 41.5%	Par Value	Value
U.S. Treasury Bills (a) - 41.5%
0.10%, due 12/13/12	$15,000,000	$14,999,820
0.10%, due 01/17/13	15,000,000	14,999,070
0.09%, due 02/21/13	15,000,000	14,997,660
Total U.S. Treasury Obligations (Cost $44,994,575)		$44,996,550

CLOSED-END FUNDS - 1.0%	Shares	Value
Pioneer High Income Trust	13,600	$224,808
Western Asset Managed High Income Fund, Inc.	122,153	791,552
Total Closed-End Funds (Cost $855,726)		$1,016,360

MONEY MARKET FUNDS - 18.3%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $19,838,033)	19,838,033	$19,838,033

Total Investments at Value - 100.9% (Cost $104,060,489)		$109,275,042

Liabilities in Excess of Other Assets - (0.9%)		(940,295)

Net Assets - 100.0%		$108,334,747

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
November 30, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund, CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Corporate Bonds and U.S. Treasury Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2012:

CM Advisors Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$88,371,457	$-	$-	$88,371,457
Warrants	155,987	-	-	155,987
Money Market Funds	29,887,716	-	-	29,887,716
Total	$118,415,160	$-	$-	$118,415,160

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$9,118,186	$-	$-	$9,118,186
Money Market Funds	704,147	-	-	704,147
Total	$9,822,333	$-	$-	$9,822,333

CM Advisors Opportunity Fund:	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,237,899	$-	$-	$1,237,899
Total	$1,237,899	$-	$-	$1,237,899

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$43,424,099	$-	$43,424,099
U.S. Treasury
Obligations	-	44,996,550	-	44,996,550
Closed-End Funds	1,016,360	-	-	1,016,360
Money Market Funds	19,838,033	-	-	19,838,033
Total	$20,854,393	$88,420,649	$-	$109,275,042

Refer to CM Advisors Fund’s and CM Advisors Small Cap Value Fund’s Schedules of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  Refer to CM Advisors Fixed Income Fund’s Schedule of Investments for a listing of the corporate bonds valued using Level 2 inputs by industry type.

As of November 30, 2012, the Funds did not have any transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2012:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Cost of portfolio investments	$107,721,909	$8,870,888	$1,237,899	$104,060,489

Gross unrealized appreciation	$15,060,149	$1,404,345	$-	$5,268,462
Gross unrealized depreciation	(4,366,898)	(452,900)	-	(53,909)

Net unrealized appreciation	$10,693,251	$951,445	$-	$5,214,553

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk and Underlying Investment in Other Investment Companies

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of November 30, 2012, CM Advisors Fund and CM Advisors Small Cap Value Fund had 27.8% and 54.5%, respectively, of the value of its net assets invested in stocks within the Industrials sector.  From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies with the sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of November 30, 2012, CM Advisors Opportunity Fund had 99.9% of the value of its net assets invested in a money market mutual fund registered under the Investment Company Act of 1940. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

5.	Subsequent Events

At a meeting held on October 26, 2012, the Board of Trustees of CM Advisors Opportunity Fund determined to discontinue the operations of CM Advisors Opportunity Fund.  All remaining outstanding shares of the Fund were redeemed on December 14, 2012.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 25, 2013

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 25, 2013

* Print the name and title of each signing officer under his or her signature.